UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21241

RMR REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan

State Street Bank and Trust Company

 801 Pennsylvania Ave, Tower II, 4th Floor

Kansas City, Missouri 64102

Christina T. Simmons, Esq.

State Street Bank and Trust Company

 100 Huntington Avenue, 3rd Floor

Boston, Massachusetts 02116

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

RMR Real Estate Fund

Portfolio of Investments  –  September 30, 2008 (unaudited)

Company	Shares	Value
Common Stocks – 122.2%
Real Estate Investment Trusts – 114.6%
Apartments – 15.1%
Apartment Investment & Management Co.	15,550	$544,561
Associated Estates Realty Corp.	40,000	521,200
AvalonBay Communities, Inc.	14,000	1,377,880
BRE Properties, Inc.	10,000	490,000
Equity Residential	49,000	2,176,090
Essex Property Trust, Inc.	6,000	709,980
Home Properties, Inc.	88,800	5,145,960
Mid-America Apartment Communities, Inc.	5,000	245,700
Post Properties, Inc.	5,000	139,850
		11,351,221
Diversified – 27.2%
CapLease, Inc.	56,000	444,080
Colonial Properties Trust	10,000	186,900
Duke Realty Corp.	70,000	1,720,600
DuPont Fabros Technology, Inc.	7,500	114,375
Franklin Street Properties Corp.	3,000	39,000
Lexington Corporate Properties Trust	383,800	6,609,036
Liberty Property Trust	29,000	1,091,850
Mission West Properties, Inc.	5,000	48,700
National Retail Properties, Inc.	352,700	8,447,165
Vornado Realty Trust	19,000	1,728,050
		20,429,756
Health Care – 30.4%
Cogdell Spencer, Inc.	16,500	264,660
HCP, Inc.	39,080	1,568,280
Health Care REIT, Inc.	162,600	8,655,198
Medical Properties Trust, Inc.	112,120	1,272,562
Nationwide Health Properties, Inc.	242,154	8,712,701
OMEGA Healthcare Investors, Inc.	96,000	1,887,360
Universal Health Realty Income Trust	13,000	505,700
		22,866,461
Hospitality – 7.3%
Ashford Hospitality Trust, Inc.	185,500	751,275
Entertainment Properties Trust	22,000	1,203,840
FelCor Lodging Trust, Inc.	164,700	1,179,252
Hersha Hospitality Trust	129,300	961,992
LaSalle Hotel Properties	17,200	401,104
Sunstone Hotel Investors, Inc.	25,000	337,500
Supertel Hospitality, Inc.	161,000	652,050
		5,487,013
Industrial – 10.0%
AMB Property Corp.	4,000	181,200
DCT Industrial Trust, Inc.	64,500	483,105
EastGroup Properties, Inc.	7,000	339,780
First Industrial Realty Trust, Inc.	211,240	6,058,363
ProLogis	11,000	453,970
		7,516,418
Manufactured Homes – 2.4%
Sun Communities, Inc.	89,800	1,778,938

Mortgage – 0.1%
Anthracite Capital, Inc.	2,000	10,720
Gramercy Capital Corp.	34,688	89,842
		100,562

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks – continued
Real Estate Investment Trusts – continued
Office – 9.9%
Brandywine Realty Trust	102,400	$1,641,472
Corporate Office Properties Trust	15,500	625,425
Highwoods Properties, Inc.	55,000	1,955,800
Mack-Cali Realty Corp.	26,500	897,555
Maguire Properties, Inc.	48,000	286,080
Parkway Properties, Inc.	55,000	2,082,300
		7,488,632
Retail – 8.2%
Cedar Shopping Centers, Inc.	75,000	991,500
Equity One, Inc.	10,000	204,900
Glimcher Realty Trust	109,400	1,142,136
Kimco Realty Corp.	5,000	184,700
Pennsylvania Real Estate Investment Trust	12,000	226,200
Ramco-Gershenson Properties Trust	9,000	201,780
Realty Income Corp.	54,600	1,397,760
Simon Property Group, Inc.	15,000	1,455,000
Tanger Factory Outlet Centers, Inc.	5,000	218,950
Urstadt Biddle Properties, Inc.	8,900	166,875
		6,189,801
Specialty – 1.0%
Getty Realty Corp.	32,600	722,742

Storage – 3.0%
Public Storage, Inc.	3,000	297,030
Sovran Self Storage, Inc.	26,900	1,202,161
U-Store-It Trust	65,000	797,550
		2,296,741
Total Real Estate Investment Trusts (Cost $87,970,890)		86,228,285
Other – 7.6%
Abingdon Investment, Ltd. (a) (b)	550,000	3,036,000
American Capital, Ltd.	23,500	599,485
Brookfield Properties Corp.	10,000	158,400
Iowa Telecommunication Services, Inc.	50,500	943,340
MCG Capital Corp.	33,797	88,548
Seaspan Corp.	48,200	871,938
Total Other (Cost $8,872,830)		5,697,711
Total Common Stocks (Cost $96,843,720)		91,925,996
Preferred Stocks – 35.5%
Real Estate Investment Trusts – 28.9%
Apartments – 0.9%
Apartment Investment & Management Co., Series G	32,800	705,200

Diversified – 1.7%
Colonial Properties Trust, Series D	60,000	1,140,000
Duke Realty Corp., Series O	8,000	147,920
		1,287,920
Health Care – 5.7%
Health Care REIT, Inc., Series G	20,000	760,000
OMEGA Healthcare Investors Inc., Series D	160,000	3,504,000
		4,264,000

See notes to portfolio of investments.

Company	Shares	Value
Preferred Stocks – continued
Real Estate Investment Trusts – continued
Hospitality – 16.0%
Ashford Hospitality Trust, Series A	107,900	$1,240,850
Ashford Hospitality Trust, Series D	100,000	1,100,000
Eagle Hospitality Properties Trust, Inc., Series A (b)	28,000	84,000
Entertainment Properties Trust, Series D	111,800	1,600,976
FelCor Lodging Trust, Inc., Series A (c)	83,000	1,016,750
FelCor Lodging Trust, Inc., Series C	39,600	435,600
Hersha Hospitality Trust, Series A	92,000	1,518,000
LaSalle Hotel Properties, Series D	100,000	1,450,000
Strategic Hotels & Resorts, Inc., Series A	75,000	915,000
Strategic Hotels & Resorts, Inc., Series B	64,500	741,750
Sunstone Hotel Investors, Inc., Series A	129,100	1,892,606
		11,995,532
Industrial – 0.4%
First Industrial Realty Trust, Series J	20,000	330,000

Office – 1.3%
Corporate Office Properties Trust, Series H	2,000	40,000
Corporate Office Properties Trust, Series J	22,000	472,780
Kilroy Realty Corp., Series E	500	7,500
Kilroy Realty Corp., Series F	30,000	474,000
		994,280
Retail – 2.9%
Cedar Shopping Centers, Inc., Series A	88,600	1,949,200
Glimcher Realty Trust, Series F	20,000	231,600
		2,180,800
Total Real Estate Investment Trusts (Cost $33,795,564)		21,757,732
Other – 6.6%
Hilltop Holdings, Inc., Series A	280,000	4,970,000
Total Other (Cost $6,016,675)		4,970,000
Total Preferred Stocks (Cost $39,812,239)		26,727,732
Other Investment Companies – 7.0%
Alpine Total Dynamic Dividend Fund	126,200	1,155,992
Cohen & Steers Premium Income Realty Fund, Inc.	31,950	369,981
Cohen & Steers REIT and Preferred Income Fund, Inc.	38,426	498,385
Eaton Vance Enhanced Equity Income Fund II	30,100	420,497
LMP Real Estate Income Fund, Inc.	80,160	921,038
Neuberger Berman Real Estate Securities Income Fund, Inc.	150,731	1,077,727
The Zweig Total Return Fund, Inc.	220,568	809,485
Ultra Real Estate ProShares	200	5,400
Total Other Investment Companies (Cost $9,618,157)		5,258,505
Short-Term Investments – 0.9%
Other Investment Companies – 0.9%
Dreyfus Cash Management, Institutional Shares, 2.71% (d) (Cost $673,995)	673,995	673,995
Total Investments – 165.6% (Cost $146,948,111) (e)		124,586,228
Other assets less liabilities – 0.9%		640,979
Preferred Shares, at liquidation preference – (66.5)%		(50,000,000)
Net Assets applicable to common shareholders – 100%		$75,227,207

See notes to portfolio of investments.

Notes to Portfolio of Investments

(a)	Rule 144A securities. Securities restricted for resale to Qualified Institutional Buyers (4.0% of net assets).
(b)	As of September 30, 2008, the Fund held securities fair valued in accordance with policies adopted by the board of trustees aggregating to $3,120,000 and 2.5% of market value.
(c)	Convertible into common stock.
(d)	Rate reflects 7 day yield as of September 30, 2008.
(e)

Although subject to adjustments to the extent 2008 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2008, are as follows:

Cost	$146,948,111

Gross unrealized appreciation	$13,332,860
Gross unrealized depreciation	(35,694,743)
Net unrealized depreciation	$(22,361,883)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2007, and six months ended June 30, 2008, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Fair Value Measurements

The Fund has adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

•                 Level 1 – quoted prices in active markets for identical investments

•                 Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized broker quotes, company financial information and other market indicators to value the securities whose prices were not readily available.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted prices	$121,466,228
Level 2 - Other significant observable inputs	84,000
Level 3 – Significant unobservable inputs	3,036,000
Total	$124,586,228

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities Characterized as Level 3
Balance as of 12/31/07	$4,378,000
Accrued discounts/premiums	—
Realized gain/loss and change in unrealized appreciation/depreciation	(1,342,000)
Net purchases/sales	—
Net transfers in and/or out of Level 3	—
Balance as of 09/30/08	$3,036,000
Net change in unrealized appreciation/depreciation from investments still held as of 09/30/08	$(1,342,000)

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 28, 2008

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 28, 2008